SIGNIFICANT ACCOUNTING POLICIES - Interests in Joint Operations & Joint venture (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2024
UTE
SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in joint operation (in percentage)		50.00%
OPH
SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in joint venture (in percentage)	50.00%